April 1, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

     Re: Preliminary Proxy Materials for Terremark Worldwide, Inc. (File No. 001-12475)

Ladies and Gentlemen:

     Terremark Worldwide, Inc. (“Terremark”) filed a proxy statement on April 1, 2005 (the “Proxy Statement”), with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), relating to the Special Meeting of Stockholders of Terremark in connection with a proposal to amend Terremark’s Amended and Restated Certificate of Incorporation to effect a one for ten reverse stock split of Terremark’s common stock and concurrently decrease the number of authorized shares of its common stock from six hundred million (600,000,000) shares to one hundred million (100,000,000) shares.

     Pursuant to Rule 14a-6(i)(2) of the Exchange Act, no fee is required to be paid in connection with the filing of the Proxy Statement.

     If you have any questions or require any further information with respect to the Proxy Statement or any matters relating to this filing, please call the undersigned at (305) 579-0676 or Paul Berkowitz at (305) 579-0685.

Sincerely,

GREENBERG TRAURIG, P.A.

	By:	/s/ Jaret L. Davis

Jaret L. Davis

cc: Fern S. Watts, Esq.
Terremark Worldwide, Inc.